Financial Investments - Financial investments at amortised cost and fair value (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Amortised cost	$ 404,111	$ 384,280
Fair value	406,647	390,243
US Treasury
Disclosure of financial assets [line items]
Amortised cost	54,941	41,427
Fair value	54,763	41,274
US Government agencies
Disclosure of financial assets [line items]
Amortised cost	21,058	18,691
Fair value	20,580	18,494
US Government-sponsored entities
Disclosure of financial assets [line items]
Amortised cost	12,867	10,998
Fair value	12,701	11,033
UK Government
Disclosure of financial assets [line items]
Amortised cost	20,576	17,817
Fair value	21,083	18,538
Hong Kong Government
Disclosure of financial assets [line items]
Amortised cost	49,956	52,269
Fair value	49,955	52,252
Other governments
Disclosure of financial assets [line items]
Amortised cost	142,495	134,766
Fair value	144,099	136,414
Asset-backed securities
Disclosure of financial assets [line items]
Amortised cost	3,579	6,187
Fair value	3,390	5,781
Corporate debt and other securities
Disclosure of financial assets [line items]
Amortised cost	97,286	99,136
Fair value	98,419	102,540
Equities
Disclosure of financial assets [line items]
Amortised cost	1,353	2,989
Fair value	1,657	3,917
Debt securities issued by banks and other financial institutions
Disclosure of financial assets [line items]
Fair value	56,000	67,000
Debt securities issued by banks and other financial institutions, guaranteed by governments
Disclosure of financial assets [line items]
Fair value	$ 8,000	$ 15,000